[USAA                        USAA MUTUAL FUNDS TRUST
EAGLE
LOGO (R)]

               BALANCED STRATEGY FUND, CORNERSTONE STRATEGY FUND,
    GROWTH AND TAX STRATEGY FUND, EMERGING MARKETS FUND, INTERNATIONAL FUND,
                       RECIOUS METALS AND MINERALS FUND,
                         WORLD GROWTH FUND, GNMA TRUST,
                         AND TREASURY MONEY MARKET TRUST
                        SUPPLEMENT DATED JANUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 1, 2007

           AGGRESSIVE GROWTH FUND, GROWTH FUND, GROWTH & INCOME FUND,
              INCOME STOCK FUND, INCOME FUND, SHORT-TERM BOND FUND,
     MONEY MARKET FUND, SCIENCE & TECHNOLOGY FUND, FIRST START GROWTH FUND,
             INTERMEDIATE-TERM BOND FUND, HIGH-YIELD OPPORTUNITIES
                           FUND, SMALL CAP STOCK FUND,
                       CAPITAL GROWTH FUND, AND VALUE FUND
                        SUPPLEMENT DATED JANUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2007

                 S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
              NASDAQ-100 INDEX FUND, AND TOTAL RETURN STRATEGY FUND
                        SUPPLEMENT DATED JANUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2007

          TAX EXEMPT LONG-TERM FUND, TAX EXEMPT INTERMEDIATE-TERM FUND,
          TAX EXEMPT SHORT-TERM FUND, AND TAX EXEMPT MONEY MARKET FUND
                        SUPPLEMENT DATED JANUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

              CALIFORNIA BOND FUND AND CALIFORNIA MONEY MARKET FUND
                        SUPPLEMENT DATED JANUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                NEW YORK BOND FUND AND NEW YORK MONEY MARKET FUND
                        SUPPLEMENT DATED JANUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                VIRGINIA BOND FUND AND VIRGINIA MONEY MARKET FUND
                        SUPPLEMENT DATED JANUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                         FLORIDA TAX-FEE INCOME FUND AND
                       FLORIDA TAX-FREE MONEY MARKET FUND
                        SUPPLEMENT DATED JANUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007


     TRUSTEE ADDED TO USAA FUNDS' BOARD OF TRUSTEES

     The board of trustees of the USAA Funds has added Barbara Ostdiek, Ph.D. as a new trustee, effective January 1, 2008.

     Ms.  Ostdiek's  principal  occupations  during the past five years include:
     Jesse H. Jones Graduate School of Management, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present). She holds no outside directorships.





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